S000016651 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.98%	11.21%	12.42%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.82%	9.16%	10.69%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.00%	8.63%	9.90%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.43%	11.71%	12.28%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	14.58%	12.85%	13.41%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	13.91%	12.16%	12.72%
Class FI
Prospectus [Line Items]
Average Annual Return, Percent	14.16%	12.45%	13.02%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent	14.71%	12.94%	13.51%